Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes
	For the year ended June 30, 2021	For the year ended June 30, 2020	For the year ended June 30, 2019
Cayman	$(7,120,310)	$(4,851,668)	$(6,470,553)
United States	(541,744)	(316,142)	(188,869)
Hong Kong	(576,459)	(832)	-
	$(8,238,513)	$(5,168,642)	$(6,659,422)

Schedule of effective income tax rate
	For the year ended June 30, 2021	For the year ended June 30, 2020	For the year ended June 30, 2019
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.6%	5.6%	5.6%
Valuation allowance	(26.6)%	(26.6)%	(26.6)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of components of deferred tax assets
	June 30, 2021	June 30, 2020
Deferred tax assets
Net operating loss carryforward in the U.S.	278,531	134,378
Net operating loss carryforward in Hong Kong	95,253	137
Valuation allowance	(373,784)	(134,515)
Total net deferred tax assets	$-	$-